Financial Assets and Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, PEN in Millions, COP in Millions, BRL in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 COP	Dec. 31, 2017 PEN	Dec. 31, 2017 BRL	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 COP	Dec. 31, 2016 PEN	Dec. 31, 2016 BRL	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 8,900						€ 11,398
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	4,682						5,174
US dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,448					$ 2,936	2,668					$ 2,812
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	993			BRL 3,939			1,381			BRL 4,744
Colombian Peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	391	COP 1,398,550					1,731	COP 5,473,409
Pound sterling
Disclosure of detailed information about borrowings [line items]
Loans and other payables	120				£ 106		127				£ 109
Peruvian nuevo sol
Disclosure of detailed information about borrowings [line items]
Loans and other payables	119		PEN 462				149		PEN 527
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 147						€ 168